CONSULTING AGREEMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2004 Eldad Melamed and Daniel Offen Consultants [Member]	Dec. 31, 2012 Prof.Daniel Offen Consultant [Member]	Dec. 31, 2011 Prof.Daniel Offen Consultant [Member]	Mar. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]
Consulting Agreement Date				Jul. 08, 2004
Monthly Payment Of Consulting Fees				$ 6	$ 6
Warrants Issued To Purchase Of Common Stock				1,097,215
Common Stock Exercise Price				$ 0.01
Warrants Exercisable Term				7 years
Shares Approved For Services			1,100,000
Research and development expense			220			192	54	162
Consultant Charges Cancelled			487
Additional Shares Approved For Services			1,100,000			400,000		623,077
Consultant Charges Payable								57
Stock Issued During Period, Shares, Issued for Services	794,423	1,265,870					216,000	216,000
Monthly Payment Of Consulting Fees Cash					3
Monthly Payment Of Consulting Fees Stock					$ 3